Income taxes -Tax loss carryforwards (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2014 MXN ($)	Dec. 31, 2013 MXN ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards utilized				$ 506,543
Deferred tax assets		$ 380,103	$ 17,635	348,034	$ 463,260
Other subsidiary losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards				9,648
Duration of tax losses	10 years
Deferred tax assets		546,782		421,121	$ 677,388
IMPAC
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets							$ 67,193
Updated deferred tax asset						$ 6,440
Deferred tax assets recovered	$ 9,186	$ 25,356
Updated amount of IMPAC recovered	$ 39,090
Mexican Tax Authority
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards				1,394,089
Mexican Tax Authority | 2001
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards				5,745
Mexican Tax Authority | 2002
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards				190,164
Mexican Tax Authority | 2003
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards				346,924
Mexican Tax Authority | 2004
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards				423,841
Mexican Tax Authority | 2005
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards				60,981
Mexican Tax Authority | 2006
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards				64,235
Mexican Tax Authority | 2007
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards				86,884
Mexican Tax Authority | 2008
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards				42,405
Mexican Tax Authority | 2009
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards				5,072
Mexican Tax Authority | 2010
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards				31,988
Mexican Tax Authority | 2011
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards				65,230
Mexican Tax Authority | 2012
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards				40,508
Mexican Tax Authority | 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards				$ 30,112